PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2024
PROVISIONS
Schedule of provisions

	December 31,	December 31,
	2024	2023
Reclamation and remediation obligations (i)	$948.6	$876.9
Other	55.4	61.8
Total provisions and current provisions	$1,004.0	$938.7
Less: current portion	(62.5)	(48.8)
Non-current portion	$941.5	$889.9

	December 31,	December 31,
	2024	2023
Balance at the beginning of the period	$876.9	$779.0
Change in estimate	60.0	83.1
Accretion	40.9	37.0
Payments	(29.2)	(22.2)
Balance at the end of the period	$948.6	$876.9
Less: current portion	(55.7)	(43.4)
Non-current portion	$892.9	$833.5